Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Summary of balances and transactions with the related parties

A summary of balances and transactions with the related parties who are stockholders of the Company were as follows as of (in thousands):

	March 31, 2024		December 31, 2023
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$9,653	$824	$10,082	$1,474
Other current liabilities	106	87	212	182

(in thousands)	2023		2022
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$10,082	$1,474	$10,257	$1,690
Other current liabilities	212	182	11	150
Interest expense	548	110	389	140